Note 17 - Cash and Cash Equivalents - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Cash at bank and in hand	$ 1,285	$ 8,604	$ 2,824	$ 7,129